Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018		Mar. 25, 2017
Class of Stock [Line Items]
Beginning Balance, Shares		17,960,881		17,960,881
Exercise of stock options, Shares		0		0
Ending Balance, Shares		17,960,881		17,960,881
Balance as of beginning balance		$ 69,601		$ 69,601
Exercise of stock options		0		0
Balance as of ending balance		$ 69,601		$ 69,601
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares		10,242,911	[1]	10,242,911
Exercise of stock options, Shares		0		0
Ending Balance, Shares		10,242,911		10,242,911	[1]
Balance as of beginning balance		$ 30,988	[1],[2]	$ 30,988
Exercise of stock options		0		0
Balance as of ending balance	[2]	$ 30,988		$ 30,988	[1]
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares		7,717,970	[1]	7,717,970
Exercise of stock options, Shares		0		0
Ending Balance, Shares		7,717,970		7,717,970	[1]
Balance as of beginning balance		$ 38,613	[1],[2]	$ 38,613
Exercise of stock options		0		0
Balance as of ending balance	[2]	$ 38,613		$ 38,613	[1]

[1]	Retrospectively revised (see note 18)
[2]	unlimited shares authorized